Related Parties - Narrative (Details) - USD ($) $ in Millions	Apr. 02, 2023	Jan. 01, 2023	Jan. 02, 2022	Jan. 03, 2021	Dec. 29, 2019
Related Party Transaction [Line Items]
Accrued taxes on income (Note 11)	$ 604	$ 329	$ 357
Unrecognized tax benefits	(563)	$ (437)	$ (469)	$ (519)	$ (465)
Reclassification, Other
Related Party Transaction [Line Items]
Accrued taxes on income (Note 11)	200
Unrecognized tax benefits	$ 200